Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 76,619	$ 78,917	$ 67,697	$ 189,730	$ 200,330
Intercompany receivables - current
Accounts receivable, net	221,872	227,542
Related party receivables	17,179	19,872
Inventories, net	202,412	175,291
Deferred tax assets	30,256	28,877
Other current assets	22,776	27,105
Total current assets	571,114	557,604
Property, plant and equipment, net	168,772	160,174
Investment in subsidiaries
Goodwill	309,703	309,102
Other intangible assets, net	373,433	399,585
Intercompany receivables non-current
Deferred financing costs, net	14,622	17,483
Other long-term assets	4,115	3,732
Total assets	1,441,759	1,447,680
Current liabilities
Accounts payable	152,052	132,803
Current maturities of long-term debt	3,176	3,177
Related party payables	587	734
Intercompany payables - current
Product returns liability	42,031
Interest payable	13,081
Accrued expenses and other current liabilities	58,665	115,453
Total current liabilities	269,592	252,167
Long-term debt, less current maturities	687,860	690,748
Long-term related party payables	361
Pension and other post-retirement liabilities	62,256	120,093
Deferred tax liabilities	122,983	110,965
Intercompany payables - non-current
Other long-term liabilities	2,925	2,546
Total shareholder's equity (deficit)	295,782	271,161
Total liabilities and shareholder's equity (deficit)	1,441,759	1,447,680
Eliminations [Member]
Current assets
Cash and cash equivalents
Intercompany receivables - current	(237,446)	(209,524)
Accounts receivable, net
Related party receivables
Inventories, net
Deferred tax assets
Other current assets
Total current assets	(237,446)	(209,524)
Property, plant and equipment, net
Investment in subsidiaries	(966,882)	(1,088,248)
Goodwill
Other intangible assets, net
Intercompany receivables non-current	(105,071)	(8,577)
Deferred financing costs, net
Other long-term assets
Total assets	(1,309,399)	(1,306,349)
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables
Intercompany payables - current	(237,446)	(209,524)
Product returns liability
Interest payable
Accrued expenses and other current liabilities
Total current liabilities	(237,446)	(209,524)
Long-term debt, less current maturities
Long-term related party payables
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables - non-current	(105,071)	(8,577)
Other long-term liabilities
Total shareholder's equity (deficit)	(966,882)	(1,088,248)
Total liabilities and shareholder's equity (deficit)	(1,309,399)	(1,306,349)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	1	1
Intercompany receivables - current
Accounts receivable, net
Related party receivables
Inventories, net
Deferred tax assets
Other current assets
Total current assets	1	1
Property, plant and equipment, net
Investment in subsidiaries	195,733	271,176
Goodwill
Other intangible assets, net
Intercompany receivables non-current	100,066
Deferred financing costs, net
Other long-term assets
Total assets	295,800	271,177
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables	17	16
Intercompany payables - current
Product returns liability
Interest payable
Accrued expenses and other current liabilities	1
Total current liabilities	18	16
Long-term debt, less current maturities
Long-term related party payables
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables - non-current
Other long-term liabilities
Total shareholder's equity (deficit)	295,782	271,161
Total liabilities and shareholder's equity (deficit)	295,800	271,177
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	3,026	61,565	16	17	17
Intercompany receivables - current	191,260	165,519
Accounts receivable, net
Related party receivables
Inventories, net
Deferred tax assets	1,456	1,588
Other current assets	2,156	522
Total current assets	197,898	229,194
Property, plant and equipment, net
Investment in subsidiaries	671,628	722,420
Goodwill
Other intangible assets, net
Intercompany receivables non-current
Deferred financing costs, net	14,622	17,483
Other long-term assets
Total assets	884,148	969,097
Current liabilities
Accounts payable
Current maturities of long-term debt	3,000	3,000
Related party payables
Intercompany payables - current	1,317
Product returns liability
Interest payable	13,081
Accrued expenses and other current liabilities	800	15,389
Total current liabilities	18,198	18,389
Long-term debt, less current maturities	687,379	690,079
Long-term related party payables
Pension and other post-retirement liabilities
Deferred tax liabilities	(17,162)	(10,547)
Intercompany payables - non-current
Other long-term liabilities
Total shareholder's equity (deficit)	195,733	271,176
Total liabilities and shareholder's equity (deficit)	884,148	969,097
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	57,407	4,921	55,575	180,068	190,865
Intercompany receivables - current	25,594	22,536
Accounts receivable, net	203,577	210,462
Related party receivables	17,179	19,872
Inventories, net	173,253	150,045
Deferred tax assets	27,887	26,228
Other current assets	14,619	18,175
Total current assets	519,516	452,239
Property, plant and equipment, net	125,462	118,551
Investment in subsidiaries	99,521	94,652
Goodwill	278,569	278,570
Other intangible assets, net	366,333	391,771
Intercompany receivables non-current	5,005	8,577
Deferred financing costs, net
Other long-term assets	3,344	3,145
Total assets	1,397,750	1,347,505
Current liabilities
Accounts payable	119,775	108,067
Current maturities of long-term debt	176	177
Related party payables	191	27
Intercompany payables - current	213,079	188,357
Product returns liability	41,758
Interest payable
Accrued expenses and other current liabilities	51,773	90,743
Total current liabilities	426,752	387,371
Long-term debt, less current maturities	461	669
Long-term related party payables	361
Pension and other post-retirement liabilities	61,448	119,501
Deferred tax liabilities	135,140	116,012
Intercompany payables - non-current	100,066
Other long-term liabilities	1,894	1,532
Total shareholder's equity (deficit)	671,628	722,420
Total liabilities and shareholder's equity (deficit)	1,397,750	1,347,505
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	16,185	12,430	12,106	9,645	9,448
Intercompany receivables - current	20,592	21,469
Accounts receivable, net	18,295	17,080
Related party receivables
Inventories, net	29,159	25,246
Deferred tax assets	913	1,061
Other current assets	6,001	8,408
Total current assets	91,145	85,694
Property, plant and equipment, net	43,310	41,623
Investment in subsidiaries
Goodwill	31,134	30,532
Other intangible assets, net	7,100	7,814
Intercompany receivables non-current
Deferred financing costs, net
Other long-term assets	771	587
Total assets	173,460	166,250
Current liabilities
Accounts payable	32,277	24,736
Current maturities of long-term debt
Related party payables	379	691
Intercompany payables - current	23,050	21,167
Product returns liability	273
Interest payable
Accrued expenses and other current liabilities	6,091	9,321
Total current liabilities	62,070	55,915
Long-term debt, less current maturities	20
Long-term related party payables
Pension and other post-retirement liabilities	808	592
Deferred tax liabilities	5,005	5,500
Intercompany payables - non-current	5,005	8,577
Other long-term liabilities	1,031	1,014
Total shareholder's equity (deficit)	99,521	94,652
Total liabilities and shareholder's equity (deficit)	$ 173,460	$ 166,250